Supplemental Disclosures Cash Flow Supplemental Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Increase (Decrease) From Redemption Of Restricted Shares	CAD (2.3)	CAD (1.1)
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	16.3	50.5
Cash dividends paid	(197.2)	(294.5)
Cash dividends declared	(197.7)	(260.3)
Dividends payable at the end of the period	16.8	16.3
Current Portion of Long-term Debt [Roll Forward]
Current portion of non-current borrowings at the beginning of the period	90.6	72.0
Realized gain (loss) on cross currency swap maturity, Current	21.4	16.6
Adjustments for Reclassification of Debt To Current Portion From Long-term Debt	68.3	91.3
Realized Gain (Loss) on Foreign Exchange, Current	(26.2)	(22.6)
Current portion of non-current borrowings at the end of the period	63.8	90.6
Long-term Debt [Roll Forward]
Long-term debt at the beginning of the period	3,730.1	4,380.0
Accounts payable and accrued liabilities	635.9	(485.8)
Realized gain (loss) on cross currency swap maturity, Non-Current	(76.0)	32.0
Adjustments for Reclassification of Debt From Long-term To Current	(68.3)	(91.3)
Realized Gain (Loss) on Foreign Exchange, Non-current	(174.5)	(104.8)
Long-term debt at the end of the period	4,047.2	3,730.1
Repayment of senior guaranteed notes	(90.3)	(66.7)
Amount ($ millions)
Share capital at the beginning of the period	16,400.2	15,693.2
Shares issued for cash		650.4
Share issue costs	(0.3)
Reclassified to current		(26.5)
Shares issued on capital acquisitions		17.7
Redemption of restricted shares	91.9	59.4
Deferred taxes on share issue costs	0.1	7.1
Issued capital at the end of the period	CAD 16,489.6	CAD 16,400.2